ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
	Dec. 31, 2014	Apr. 18, 2013
Beijing Security System Technology
Percentage of ownership	40.00%
Wuhan Antian
Percentage of ownership	40.00%	40.00%
Moxiu Technology
Percentage of ownership	50.50%
Kingsoft Japan
Percentage of ownership	41.50%
Beijing Conew
Percentage of ownership	0.00%
Beike Internet
Percentage of ownership	0.00%
Beijing Network
Percentage of ownership	0.00%
Beijing Antutu
Percentage of ownership	0.00%
Guangzhou Kingsoft
Percentage of ownership	0.00%
Cheetah Technology
Percentage of ownership	100.00%
Zhuhai Juntian
Percentage of ownership	100.00%
Beijing Security
Percentage of ownership	100.00%
Conew
Percentage of ownership	100.00%
Conew Network
Percentage of ownership	100.00%
Cheetah Mobile America
Percentage of ownership	100.00%
HK Zoom
Percentage of ownership	100.00%
Youloft HK
Percentage of ownership	51.90%
Suzhou JDD
Percentage of ownership	85.70%